SPARTAN(REGISTERED TRADEMARK)


(REGISTERED TRADEMARK)
LIMITED MATURITY GOVERNMENT
FUND
ANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT    24   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            25

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                  PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Spartan Limited Maturity Government          8.55%    34.48%   92.84%

Salomon Brothers Treasury/Agency             8.62%    35.28%   106.34%
 1-10 Year Index

Short-Intermediate U.S.                      7.59%    29.30%   n/a
 Government Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on May 2, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency 1-10 Year Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997           PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Spartan Limited Maturity Government   8.55%    6.10%    7.35%

Salomon Brothers Treasury/Agency      8.62%    6.23%    8.14%
 1-10 Year Index

Short-Intermediate U.S.               7.59%    5.25%    n/a
 Government Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970812 101037 S00000000000001
             Spartan Ltd Mat Govt.       SB Treas/Agency 1-10year
             00452                       SB026
  1988/05/02      10000.00                    10000.00
  1988/05/31       9990.13                     9965.51
  1988/06/30      10079.97                    10118.81
  1988/07/31      10083.32                    10092.37
  1988/08/31      10105.76                    10103.48
  1988/09/30      10214.30                    10273.66
  1988/10/31      10313.76                    10415.85
  1988/11/30      10309.73                    10330.77
  1988/12/31      10348.70                    10337.28
  1989/01/31      10431.71                    10445.36
  1989/02/28      10435.74                    10404.35
  1989/03/31      10489.27                    10453.80
  1989/04/30      10627.69                    10637.38
  1989/05/31      10777.41                    10860.83
  1989/06/30      10969.63                    11141.39
  1989/07/31      11106.16                    11365.99
  1989/08/31      11039.00                    11210.00
  1989/09/30      11095.21                    11267.49
  1989/10/31      11271.08                    11501.67
  1989/11/30      11362.10                    11614.73
  1989/12/31      11420.05                    11646.16
  1990/01/31      11405.95                    11577.17
  1990/02/28      11469.04                    11611.28
  1990/03/31      11495.98                    11633.51
  1990/04/30      11512.96                    11599.79
  1990/05/31      11685.71                    11840.48
  1990/06/30      11797.40                    11997.62
  1990/07/31      11937.68                    12170.86
  1990/08/31      11986.24                    12120.27
  1990/09/30      12082.11                    12238.32
  1990/10/31      12207.30                    12406.96
  1990/11/30      12350.35                    12589.02
  1990/12/31      12463.07                    12767.24
  1991/01/31      12602.08                    12896.40
  1991/02/28      12700.34                    12958.49
  1991/03/31      12805.04                    13037.45
  1991/04/30      12915.28                    13179.26
  1991/05/31      12982.04                    13249.40
  1991/06/30      13033.49                    13267.03
  1991/07/31      13182.71                    13418.80
  1991/08/31      13346.60                    13662.18
  1991/09/30      13482.12                    13901.73
  1991/10/31      13650.65                    14048.91
  1991/11/30      13700.23                    14217.93
  1991/12/31      13947.54                    14565.56
  1992/01/31      13879.87                    14425.66
  1992/02/29      13962.10                    14472.81
  1992/03/31      13945.35                    14413.02
  1992/04/30      14048.93                    14551.38
  1992/05/31      14189.32                    14756.43
  1992/06/30      14298.97                    14971.06
  1992/07/31      14340.23                    15252.77
  1992/08/31      14512.80                    15421.79
  1992/09/30      14612.81                    15632.59
  1992/10/31      14552.83                    15441.72
  1992/11/30      14620.19                    15375.03
  1992/12/31      14751.52                    15576.64
  1993/01/31      14878.13                    15876.74
  1993/02/28      15041.48                    16099.42
  1993/03/31      15120.74                    16156.91
  1993/04/30      15218.58                    16293.36
  1993/05/31      15268.81                    16242.00
  1993/06/30      15428.96                    16480.01
  1993/07/31      15481.41                    16512.97
  1993/08/31      15597.26                    16758.27
  1993/09/30      15650.84                    16832.24
  1993/10/31      15686.61                    16858.30
  1993/11/30      15582.61                    16777.43
  1993/12/31      15698.38                    16851.40
  1994/01/31      15861.79                    17018.13
  1994/02/28      15712.86                    16791.61
  1994/03/31      15511.05                    16540.19
  1994/04/30      15435.64                    16436.32
  1994/05/31      15419.66                    16453.18
  1994/06/30      15414.24                    16459.70
  1994/07/31      15570.05                    16665.52
  1994/08/31      15615.97                    16714.19
  1994/09/30      15582.15                    16578.13
  1994/10/31      15600.45                    16581.58
  1994/11/30      15564.56                    16501.48
  1994/12/31      15549.34                    16561.65
  1995/01/31      15784.29                    16841.82
  1995/02/28      16013.53                    17156.49
  1995/03/31      16089.74                    17250.01
  1995/04/30      16279.76                    17445.86
  1995/05/31      16701.40                    17937.22
  1995/06/30      16803.11                    18052.20
  1995/07/31      16839.90                    18065.23
  1995/08/31      16981.68                    18208.96
  1995/09/30      17105.89                    18322.79
  1995/10/31      17337.35                    18526.31
  1995/11/30      17533.23                    18758.96
  1995/12/31      17715.52                    18940.25
  1996/01/31      17866.14                    19102.37
  1996/02/29      17693.11                    18913.04
  1996/03/31      17594.61                    18818.75
  1996/04/30      17544.80                    18748.61
  1996/05/31      17534.84                    18752.83
  1996/06/30      17703.75                    18940.63
  1996/07/31      17764.83                    18996.59
  1996/08/31      17786.88                    19021.50
  1996/09/30      18013.85                    19265.65
  1996/10/31      18318.65                    19587.21
  1996/11/30      18550.17                    19813.35
  1996/12/31      18448.58                    19711.01
  1997/01/31      18515.85                    19794.18
  1997/02/28      18553.56                    19816.03
  1997/03/31      18433.79                    19718.68
  1997/04/30      18633.68                    19930.24
  1997/05/31      18779.40                    20084.70
  1997/06/30      18943.52                    20258.33
  1997/07/31      19285.55                    20633.55
IMATRL PRASUN   SHR__CHT 19970731 19970812 101040 R00000000000114
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Limited Maturity Government Fund on May 2, 1988, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $19,286 - a 92.86% increase on the initial investment. This assumes the fund is still owned on July 31, 1997, and therefore does not include the effect of the $5 account closeout fee on an average sized account. For comparison, look at how the Salomon Brothers Treasury/Agency 1-10 Year Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,634 - a 106.34% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                  YEARS ENDED JULY 31,

                  1997                    1996   1995   1994   1993

Dividend return                     7.11%   6.61%   6.60%   5.22%    6.18%

Capital appreciation return         1.44%   -1.13   1.55%   -4.66%   1.77%
                                            %

Total return                        8.55%   5.48%   8.15%   0.56%    7.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account. DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1997    PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            5.46(cents)   32.51(cents)   65.87(cents)

Annualized dividend rate       6.60%         6.79%          6.79%

30-day annualized yield        6.27%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.74 over the past one month, $9.66 over the past six months and $9.70 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the fund's yield would have been 5.99%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A favorable inflation backdrop
steadied fears of higher interest
rates, buoying the U.S. taxable
bond market for the 12 months that
ended July 31, 1997. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable bond market - returned
10.76% over the period. For the
first eight months of the period,
bonds suffered from increasing
expectations of economic growth
and inflation. In his February
testimony before Congress,
Federal Reserve Board Chairman
Alan Greenspan indicated that the
Fed was inclined to raise the rate
banks charge each other for
overnight loans - known as the
fed funds target rate - to head off
inflation that might be caused by a
tight labor market. On March 25,
the Fed followed through by
raising the target rate by 0.25% to
5.50%. However, this move largely
had been priced into the market.
Weakening economic and inflation
signals - combined with the Fed's
shift to a more favorable stance
indicating no intention to raise
rates in the short term - helped
spark a rally in all debt markets
from April through the end of the
period. Relative interest-rate
stability provided a positive setting
for mortgage-backed securities.
For the 12 months that ended July
31, 1997, the Salomon Brothers
Mortgage Index returned 10.60%.
Sustained economic growth and
demand from yield-hungry
investors helped corporate bonds,
with the Lehman Brothers
Corporate Bond Index returning
12.55% over the same period.
An interview with Curt Hollingsworth, Portfolio Manager of Spartan Limited Maturity Government
Q. HOW DID THE FUND PERFORM, CURT?
A. Overall, I'm pleased with the fund's performance. For the one-year period that ended July 31, 1997, the fund had a total return of 8.55%. This compares favorably to the short-intermediate U.S. government funds average, monitored by Lipper Analytical Services, which had a total return of 7.59% over the same timeframe. Additionally, the Salomon Brothers Treasury/Agency 1-10 year Index returned 8.62%.
Q. WHAT HELPED THE FUND OUTPERFORM ITS PEER GROUP DURING THE PERIOD?
A. I'd point to three strategies in order of their impact on performance: management of the fund's sector weightings, individual bond selection and the implementation of "yield curve" strategies. With regard to sector weightings, I chose to significantly underweight the fund in lower-yielding Treasuries and overweight higher-yielding agencies and mortgage-related securities. Because they are of the highest credit quality, agency securities allowed the fund to outperform its peers without taking on added credit risk - which is the risk that an issuer will default on its debt. The strong agency performance during the period can be attributed to the fact that they offered higher yields than comparable Treasuries. Individual bond selection also generally helped the fund. Finally, yield curve strategies involved comparing the yields of bonds with similar quality, but different maturities.
Q. WHICH AGENCY SECURITIES DID YOU FOCUS ON?
A. I emphasized agency securities that are non-callable - that is, the issuer does not have the option of redeeming the bond prior to maturity. Because of this call protection, the fund won't be faced with having to turn around and reinvest cash from a callable bond in what may be an unfavorable interest-rate environment. I also focused on agency issues known as "amortizing notes," which were solid performers. These notes make regular principal payments, are non-callable and are indirectly backed by the full faith and credit of the U.S. government. These securities not only served to reduce the portfolio's call risk relative to the fund's benchmark index, but they also offered more attractive yields than comparable Treasuries.
Q. HOW DID YOU FOCUS THE FUND'S MORTGAGE SECURITY INVESTMENTS?
A. Mortgage-related securities are subject to prepayment risk, meaning the risk that mortgage holders will prepay their debt. If prepayment occurs, bond holders may be forced to reinvest in other mortgage securities with lower coupons. One way of dealing with prepayment is to focus on owning bonds with very low coupons and very high coupons, both of which are less likely to be subject to prepayment uncertainty. Additionally, I emphasized "seasoned" mortgage securities, which contain mortgages that have been through several refinancing periods and the mortgage holders haven't shown a propensity to prepay.
Q. CURT, WE UNDERSTAND THAT THE FUND HAS HAD AN INVESTMENT POLICY CHANGE REGARDING ITS INVESTMENT IN MORTGAGE SECURITIES. . .
A. Yes. Effective September 22, 1997, the fund will adopt a policy that limits investments in mortgage securities to 40% of the fund's assets. I do not expect the new policy to have an impact on the fund; at the end of the period, the fund had only 28.1% invested in mortgage-backed securities. Going forward, I will continue to manage the fund as a broad government fund that invests in Treasury and agency securities as well as mortgage securities.
Q. WHAT'S YOUR OUTLOOK?
A. At the end of the period, none of the three sectors the fund targets - the Treasury, agency and mortgage sectors - appeared to be unusually cheap or expensive. That's because the past year was characterized by relatively low volatility in the bond markets in general. Increased volatility could create more opportunities to find securities that are cheap relative to other mortgages. But it may be that we're in for a continued stretch of low volatility.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
with preservation of capital
by investing mainly in U.S.
government and agency
securities while maintaining
an average maturity of 10
years or less
FUND NUMBER: 452
TRADING SYMBOL: FSTGX
START DATE: May 2, 1988
SIZE: as of July 31, 1997,
more than $704 million
MANAGER: Curt
Hollingsworth, since 1988;
manager, various Fidelity
and Spartan government
funds
(checkmark)
CURT HOLLINGSWORTH ON
SELECTING INDIVIDUAL SECURITIES:
"The direction of interest rates
is the primary factor that
determines the performance
of fixed-income securities.
Many investors try to pick
securities that will do well
based on where they feel
interest rates are headed.
In contrast, I try to identify
those securities I believe will
offer the best total return
potential whether rates climb,
drop or stay constant.
Because I tend to have a
value orientation, I choose
securities that I find to be
cheap relative to other
securities with the idea that
they will appreciate when the
market starts to favor them."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JULY 31, 1997
                % OF FUND'S    % OF FUND'S
                INVESTMENTS    INVESTMENTS
                               6 MONTHS AGO

 Less than 4%   5.2            2.1

 4 -  4.99%     8.0            8.2

 5 -  5.99%     7.1            6.5

 6 -  6.99%     14.7           19.9

 7 -  7.99%     16.3           8.2

 8 -  8.99%     12.5           20.6

 9 -  9.99%     10.2           11.1

10 - 10.99%     5.1            6.9

11 - 11.99%     10.7           4.7

12 - 12.99%     4.2            8.6

13% and over    1.3            1.5

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
              6 MONTHS AGO

Years   4.4   5.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM
EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
              6 MONTHS AGO

Years   3.0   3.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997  AS OF JANUARY 31, 1997
Row: 1, Col: 1, Value: 4.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 67.2
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 28.1
Mortgage-backed
securities 28.8%
U.S. government
and government
agency obligations 69.5%
Short-term
investments 1.7%

Mortgage-backed
securities 28.1%
U.S. government
and government
agency obligations 67.2%
Short-term
investments 4.7%

Row: 1, Col: 1, Value: 2.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 69.0
Row: 1, Col: 5, Value: 28.8
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 67.2%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 18.9%
9 1/4%, 8/15/98 $ 20,790,000 $ 21,540,311
8 7/8%, 2/15/99  11,600,000  12,140,096
8%, 8/15/99  10,820,000  11,284,935
7 3/4%, 12/31/99  17,000,000  17,751,740
8 1/2%, 2/15/00  70,000  74,451
11 3/4%, 2/15/01  29,115,000  34,574,063
7 7/8%, 8/15/01  33,000,000  35,356,530
TOTAL U.S. TREASURY OBLIGATIONS   132,722,126
U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.3%
Federal Agricultural Mortgage Corporation:
7.63%, 1/16/01  6,000,000  6,306,540
 6.92%, 2/10/01  1,400,000  1,440,908
 7.04%, 8/10/05  1,000,000  1,047,030
Federal Farm Credit Bank:
6.55%, 2/7/04  1,340,000  1,368,475
 9.15%, 2/14/05  500,000  584,845
Federal Home Loan Bank:
 6.37%, 6/30/03  1,060,000  1,072,254
 5.77%, 2/3/04  2,000,000  1,961,240
 9 1/2%, 2/25/04  220,000  258,878
 6 3/4%, 4/5/04  870,000  896,370
 7.87%, 10/20/04  1,280,000  1,404,198
 8.09%, 12/28/04  3,220,000  3,572,171
 7.59%, 3/10/05  1,940,000  2,100,360
 6.45%, 6/8/05  6,000,000  6,065,640
 6.34%, 6/13/05  3,500,000  3,514,770
Federal Home Loan Mortgage Corporation:
7 1/4%, 4/28/04  12,000,000  12,697,440
 8%, 1/26/05  970,000  1,068,057
 8.115%, 1/31/05  7,350,000  8,153,870
 6.783%, 8/18/05  15,000,000  15,473,400
Federal National Mortgage Association:
 7.49%, 3/2/05  5,480,000  5,897,850
 7.16%, 5/11/05  9,005,000  9,486,227
Financing Corporation stripped principal:
 0%, 2/8/02  6,339,000  4,823,028
 0%, 5/2/02  3,667,000  2,749,663
 0%, 6/27/02  9,425,000  7,006,922
 0%, 6/6/04  8,575,000  5,613,367
 0%, 9/26/04  4,472,000  2,868,564
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) 8 1/2%, 4/1/06 $ 11,490,000 $ 12,657,865
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security
Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  4,093,642  4,368,038
  Class 2-E, 9.40%, 5/15/02  12,510,109  13,344,908
  Class T-3, 9 5/8%, 5/15/02  5,811,882  6,198,663
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  1,582,756  1,527,421
  Series 1993-D, 5.23%, 5/15/05  1,177,872  1,138,901
  Series 1994-A, 7.12%, 4/15/06  6,230,259  6,417,166
  Series 1994-C, 6.61%, 9/15/99  319,359  321,389
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
 Series 1993-A, 4.86%, 4/1/98  1,990,000  1,984,846
  Series 1994-B, 7 1/2%, 1/26/06  889,329  937,145
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03  1,164,706  1,187,313
Overseas Private Investment Corp. (U.S. Government
guaranteed participation certificate):
 Series 1994-195, 6.08%, 8/15/04 (callable)  7,220,000  7,189,315
  Series 1996-A1, 6.726%, 9/15/10 (callable)  4,000,000  4,074,160
Private Export Funding Corp. secured:
5.65%, 3/15/03  2,478,000  2,456,318
 5.48%, 9/15/03  3,185,000  3,123,275
 5.80%, 2/1/04  3,845,000  3,804,820
 6.86%, 4/30/04  2,355,733  2,404,238
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  4 7/8%, 9/15/98  55,030,000  54,482,452
  7 1/8%, 8/15/99  3,247,000  3,325,525
  7 3/4%, 11/15/99  7,584,000  7,873,330
  5 3/4%, 3/15/00  4,040,000  4,024,002
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  0%, 11/15/00 $ 8,165,000 $ 6,716,202
  0%, 11/15/01  8,485,000  6,598,021
  8%, 11/15/01  15,680,000  16,814,762
  6 1/4%, 8/15/02  6,492,000  6,552,564
  6 1/8%, 3/15/03  2,437,000  2,431,541
  6 5/8%, 8/15/03  4,210,000  4,325,017
  5 5/8%, 9/15/03  11,550,000  11,288,046
  6 5/8%, 2/15/04  1,460,000  1,498,573
  6 3/4%, 8/15/04  350,000  361,407
  7 5/8%, 8/15/04  1,320,000  1,428,852
  5.89%, 8/15/05  9,430,000  9,232,338
  6.60%, 2/15/08  3,095,000  3,153,774
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank):
 8.17%, 1/15/07  6,111,667  6,589,110
  6.69%, 1/15/09 (a)  3,610,000  3,676,677
U.S. Department of Housing and Urban Development
government guaranteed participation certificates:
 Series 1996-A, 6.59%, 8/1/00  1,340,000  1,360,757
  Series 1996-A, 6.98%, 8/1/05  8,000,000  8,330,880
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   340,631,678
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $464,072,677)   473,353,804
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 28.1% FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.4%
6 1/2%, 5/1/08   3,101,960  3,103,325
7%, 6/1/01 to 8/1/01  2,443,236  2,465,934
7 1/2%, 11/1/97 to 1/1/98  156,831  157,183
8 1/2%, 5/1/10 to 1/1/22  6,165,800  6,439,439
9%, 11/1/09 to 11/1/16  1,590,114  1,673,461
9 1/2%, 7/1/16 to 8/1/21  9,324,313  10,066,335
10%, 12/1/00 to 2/1/23  15,923,905  17,376,129
10 1/2%, 9/1/09 to 5/1/21  10,293,628  11,378,715
10 3/4%, 7/1/13   157,725  174,047
11%, 8/1/00 to 9/1/20  1,135,884  1,265,836
11 1/4%, 2/1/10 to 10/1/14   1,203,853  1,335,573
11 1/2%, 10/1/15 to 8/1/19   690,922  776,859
11 3/4%, 1/1/10 to 10/1/15   316,561  352,679
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
12%, 1/1/00 to 11/1/19 $ 2,794,973 $ 3,179,557
12 1/4%, 2/1/11 to 8/1/15  1,105,253  1,263,743
12 1/2%, 10/1/09 to 6/1/19  13,408,168  15,502,253
12 3/4%, 2/1/10 to 8/1/11  212,726  245,107
13%, 9/1/10 to 5/1/17  1,976,270  2,320,116
13 1/4%, 11/1/10 to 12/1/14  189,270  216,395
13 1/2%, 11/1/10 to 10/1/14  436,543  516,772
13 3/4%, 10/1/14   29,815  34,210
14%, 11/1/12 to 4/1/16  55,548  66,348
14 1/2%, 12/1/10 to 9/1/12   106,444  127,233
14 3/4%, 3/1/10   35,690  42,660
16 1/4%, 7/1/11   7,291  8,759
  80,088,668

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.6%
5 1/2%, 1/1/09 to 2/1/09   11,237,950  10,886,764
6%, 10/1/08 to 12/1/08  23,907,324  23,642,454
8%, 10/1/00   17,395  17,578
8 1/4%, 12/1/01   5,462,289  5,857,595
8 1/2%, 9/1/07 to 12/1/22   2,218,816  2,316,423
9%, 11/1/97 to 2/1/13  1,297,054  1,366,086
10%, 1/1/20   182,745  199,135
10 1/4%, 10/1/09 to 10/1/18   631,862  692,350
11%, 8/1/10 to 1/1/16  6,422,540  7,130,383
11 1/4%, 11/1/10 to 1/1/16   1,423,125  1,578,708
11 1/2%, 9/1/11 to 12/1/15   2,481,801  2,795,081
11 3/4%, 7/1/13 to 4/1/14  156,984  177,243
12 1/4%, 10/1/10 to 6/1/15   1,516,502  1,729,394
12 1/2%, 9/1/07 to 5/1/21  3,815,927  4,426,209
12 3/4%, 10/1/11 to 6/1/15   1,555,839  1,803,511
13%, 6/1/11 to 7/1/15  1,718,785  2,002,469
13 1/4%, 9/1/11 to 9/1/13  727,367  851,262
13 1/2%, 5/1/11 to 12/1/14   51,692  61,410
14%, 6/1/11 to 12/1/14  155,917  183,219
14 1/2%, 7/1/14   19,588  23,555
15%, 4/1/12   24,271  29,186
  67,770,015

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.1%
8%, 9/15/06 to 11/15/07  $ 1,127,403 $ 1,177,971
8 1/2%, 4/15/16 to 4/15/17  115,717  122,840
9%, 11/15/04 to 5/15/17   1,927,340  2,064,141
9 1/2%, 6/15/09 to 1/15/17  9,655,561  10,452,740
10%, 12/15/09 to 10/15/20  2,125,577  2,341,463
10 1/2%, 8/15/15 to 1/15/18  3,667,113  4,081,358
11%, 8/15/98 to 1/15/19  4,733,114  5,382,801
11 1/2%, 3/15/10 to 1/15/21  17,470,444  20,012,350
12%, 11/15/12 to 6/15/15  1,030,080  1,193,493
12 1/4%, 1/15/14  51,626  58,280
12 1/2%, 6/15/14  66,461  77,800
13%, 1/15/11 to 12/15/14   1,343,703  1,591,060
13 1/4%, 9/15/13 to 10/15/14  199,017  228,746
13 1/2%, 5/15/10 to 12/15/14  638,117  751,866
13 3/4%, 9/15/14  35,471  40,947
14%, 6/15/11 to 12/15/14   95,684  114,666
16%, 9/15/11 to 4/15/13  177,862  219,992
17%, 12/15/11   3,411  4,175
  49,916,689
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $193,590,241)   197,775,372
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation sequential pay
Series 1353 Class A, 5 1/2%, 11/15/04
(Cost $305,565)  327,958  326,010
CASH EQUIVALENTS - 4.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%, dated
7/31/97 due 8/1/97  $ 33,351,345  33,346,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $691,314,483)  $ 704,801,186
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,676,677 or 0.5% of net assets.
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $691,350,993. Net unrealized appreciation aggregated $13,450,193 of which $15,877,353 related to appreciated investment securities and $2,427,160 related to depreciated investment securities.
At July 31, 1997, the fund had a capital loss carryforward of approximately $59,613,000 of which $49,727,000, 6,634,000 and 3,252,000 will expire on
July 31, 2003, 2004, and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

Investment in securities, at value (including repurchase                   $ 704,801,186
agreements of $33,346,000) (cost $691,314,483) -
See accompanying schedule

Cash                                                                        181

Receivable for investments sold                                             725,899

Interest receivable                                                         12,114,885

 TOTAL ASSETS                                                               717,642,151

LIABILITIES

Payable for investments purchased                           $ 11,881,271

Payable for fund shares redeemed                             482,491

Distributions payable                                        648,241

Accrued management fee                                       218,888

Other payables and accrued expenses                          12,733

 TOTAL LIABILITIES                                                          13,243,624

NET ASSETS                                                                 $ 704,398,527

Net Assets consist of:

Paid in capital                                                            $ 750,701,672

Distributions in excess of net investment income                            (140,444)

Accumulated undistributed net realized gain (loss)                          (59,649,404)
on investments

Net unrealized appreciation (depreciation) on                               13,486,703
investments

NET ASSETS, for 71,933,344 shares outstanding                              $ 704,398,527

NET ASSET VALUE, offering price and redemption price per                    $9.79
share ($704,398,527 (divided by) 71,933,344 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INVESTMENT INCOME                                                        $ 52,650,627
Interest

EXPENSES

Management fee                                             $ 4,549,114

Non-interested trustees' compensation                       14,872

 Total expenses before reductions                           4,563,986

 Expense reductions                                         (787,642)     3,776,344

NET INVESTMENT INCOME                                                     48,874,283

REALIZED AND UNREALIZED GAIN (LOSS)                                       (3,334,493)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   12,958,452
investment securities

NET GAIN (LOSS)                                                           9,623,959

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 58,498,242
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            JULY 31,         JULY 31,
                                                            1997             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 48,874,283     $ 55,084,926
Net investment income

 Net realized gain (loss)                                    (3,334,493)      971,606

 Change in net unrealized appreciation (depreciation)        12,958,452       (13,098,063)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             58,498,242       42,958,469
FROM OPERATIONS

Distributions to shareholders from net investment income     (47,691,995)     (51,913,908)

Share transactions                                           147,916,359      141,362,428
Net proceeds from sales of shares

 Reinvestment of distributions                               39,233,703       42,680,423

 Cost of shares redeemed                                     (233,303,762)    (252,416,028)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (46,153,700)     (68,373,177)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (35,347,453)     (77,328,616)

NET ASSETS

 Beginning of period                                         739,745,980      817,074,596

 End of period (including under (over) distribution         $ 704,398,527    $ 739,745,980
of net investment income of $(140,444) and
$1,047,280, respectively)

OTHER INFORMATION
Shares

 Sold                                                        15,241,896       14,329,830

 Issued in reinvestment of distributions                     4,045,268        4,348,999

 Redeemed                                                    (24,039,746)     (25,709,360)

 Net increase (decrease)                                     (4,752,582)      (7,030,531)


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED JULY 31,

                                  1997                   1996        1995        1994 D        1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 9.650                $ 9.760     $ 9.610     $ 10.310      $ 10.180
of period

Income from Investment             .675 C                 .678        .610        .470          .872
Operations
Net investment income

 Net realized and unrealized       .124                   (.150)      .143        (.410)        (.087)
 gain (loss)

 Total from investment             .799                   .528        .753        .060          .785
 operations

Less Distributions

 From net investment income        (.659)                 (.638)      (.603)      (.540)        (.605)

 From net realized gain            -                      -           -           -             (.050)

 In excess of net                  -                      -           -           (.220)        -
 realized gain

 Total distributions               (.659)                 (.638)      (.603)      (.760)        (.655)

Net asset value,                  $ 9.790                $ 9.650     $ 9.760     $ 9.610       $ 10.310
end of period

TOTAL RETURN A, B                  8.56%                  5.49%       8.16%       .57%          7.96%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 704,399              $ 739,746   $ 817,075   $ 1,018,117   $ 1,529,181
(000 omitted)

Ratio of expenses to average       .54%                   .63%        .65%        .65%          .65%
net assets                        E                      E

Ratio of expenses to average       .54%                   .62%        .65%        .65%          .65%
net assets after                                         F
expense reductions

Ratio of net investment income     6.96%                  6.89%       7.18%       7.37%         8.05%

to average net assets

Portfolio turnover rate            105%                   105%        210%        391%          324%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Limited Maturity Government Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $716,488,754 and $760,505,409, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $8,861 for the period.
5. EXPENSE REDUCTIONS.
Effective March 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .38% of the fund's average net assets. For the period, the reimbursement reduced the expenses by $774,894.
5. EXPENSE REDUCTIONS -
CONTINUED
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $12,748 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Spartan Limited Maturity Government Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Limited Maturity Government Fund (a fund of Fidelity Income Fund) at July 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Limited Maturity Government Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/ PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
September 9, 1997
DISTRIBUTIONS


A total of 24.48% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curt Hollingsworth, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
GINNIE MAE
FUND
ANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     13   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    17   Notes to the financial statements.

REPORT OF INDEPENDENT    20   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997          PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Fidelity Ginnie Mae Fund             10.11%   37.80%   123.10%

Salomon Brothers GNMA Index          10.70%   41.87%   145.76%

GNMA Funds Average                   10.15%   36.13%   122.33%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers GNMA Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA). To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 51 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997    PAST 1   PAST 5   PAST 10
                               YEAR     YEARS    YEARS

Fidelity Ginnie Mae Fund       10.11%   6.62%    8.36%

Salomon Brothers GNMA Index    10.70%   7.24%    9.41%

GNMA Funds Average             10.15%   6.36%    8.31%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970811 104810 S00000000000001
             Ginnie Mae                  SB GNMA
             00015                       SB019
  1987/07/31      10000.00                    10000.00
  1987/08/31       9936.72                     9942.97
  1987/09/30       9656.63                     9690.17
  1987/10/31       9978.44                    10013.87
  1987/11/30      10057.30                    10159.15
  1987/12/31      10187.00                    10275.92
  1988/01/31      10532.45                    10697.50
  1988/02/29      10634.36                    10824.66
  1988/03/31      10612.84                    10727.94
  1988/04/30      10519.84                    10649.33
  1988/05/31      10481.85                    10638.92
  1988/06/30      10706.13                    10916.38
  1988/07/31      10668.43                    10873.60
  1988/08/31      10683.60                    10884.78
  1988/09/30      10896.67                    11154.14
  1988/10/31      11087.13                    11414.64
  1988/11/30      10974.62                    11247.78
  1988/12/31      10916.83                    11186.90
  1989/01/31      11090.50                    11391.91
  1989/02/28      11033.04                    11304.05
  1989/03/31      11046.03                    11308.29
  1989/04/30      11261.65                    11511.75
  1989/05/31      11548.17                    11902.89
  1989/06/30      11858.47                    12240.08
  1989/07/31      12055.35                    12515.61
  1989/08/31      11941.73                    12334.10
  1989/09/30      11970.02                    12411.95
  1989/10/31      12225.68                    12701.35
  1989/11/30      12343.37                    12848.17
  1989/12/31      12428.52                    12929.87
  1990/01/31      12292.33                    12815.41
  1990/02/28      12363.73                    12864.35
  1990/03/31      12387.96                    12917.92
  1990/04/30      12248.69                    12771.87
  1990/05/31      12639.84                    13184.59
  1990/06/30      12817.47                    13403.85
  1990/07/31      13021.29                    13638.92
  1990/08/31      12987.92                    13502.89
  1990/09/30      13068.43                    13614.64
  1990/10/31      13212.96                    13764.93
  1990/11/30      13510.13                    14104.05
  1990/12/31      13733.55                    14339.50
  1991/01/31      13906.45                    14541.43
  1991/02/28      13962.58                    14627.36
  1991/03/31      14059.88                    14740.66
  1991/04/30      14164.04                    14895.18
  1991/05/31      14271.55                    15012.72
  1991/06/30      14288.77                    15045.09
  1991/07/31      14500.62                    15300.19
  1991/08/31      14759.20                    15577.65
  1991/09/30      14976.83                    15868.21
  1991/10/31      15180.65                    16107.13
  1991/11/30      15262.08                    16211.95
  1991/12/31      15596.79                    16617.73
  1992/01/31      15467.43                    16431.98
  1992/02/29      15632.74                    16583.43
  1992/03/31      15540.72                    16525.24
  1992/04/30      15673.59                    16667.82
  1992/05/31      15933.61                    16960.69
  1992/06/30      16111.96                    17193.06
  1992/07/31      16190.16                    17323.31
  1992/08/31      16369.19                    17563.39
  1992/09/30      16486.87                    17703.28
  1992/10/31      16353.60                    17581.12
  1992/11/30      16437.42                    17676.69
  1992/12/31      16641.72                    17880.54
  1993/01/31      16861.37                    18129.87
  1993/02/28      17011.22                    18289.02
  1993/03/31      17104.35                    18408.48
  1993/04/30      17162.90                    18502.50
  1993/05/31      17261.33                    18605.39
  1993/06/30      17430.48                    18793.83
  1993/07/31      17522.04                    18869.75
  1993/08/31      17565.62                    18906.74
  1993/09/30      17566.62                    18919.46
  1993/10/31      17626.68                    18962.24
  1993/11/30      17524.92                    18935.26
  1993/12/31      17658.91                    19079.00
  1994/01/31      17857.64                    19243.55
  1994/02/28      17689.54                    19151.45
  1994/03/31      17245.32                    18666.28
  1994/04/30      17107.39                    18554.91
  1994/05/31      17122.65                    18616.18
  1994/06/30      17064.76                    18578.42
  1994/07/31      17411.11                    18921.77
  1994/08/31      17454.48                    18941.43
  1994/09/30      17211.59                    18715.22
  1994/10/31      17189.50                    18695.18
  1994/11/30      17134.10                    18629.29
  1994/12/31      17306.39                    18826.97
  1995/01/31      17671.68                    19228.52
  1995/02/28      18126.20                    19741.43
  1995/03/31      18215.90                    19822.35
  1995/04/30      18462.75                    20096.72
  1995/05/31      19030.25                    20721.39
  1995/06/30      19140.35                    20855.88
  1995/07/31      19196.69                    20911.37
  1995/08/31      19375.82                    21098.27
  1995/09/30      19567.19                    21300.58
  1995/10/31      19726.18                    21482.08
  1995/11/30      19943.81                    21734.87
  1995/12/31      20180.06                    22011.18
  1996/01/31      20306.07                    22179.19
  1996/02/29      20153.47                    22025.43
  1996/03/31      20111.35                    21975.72
  1996/04/30      20047.09                    21874.76
  1996/05/31      19964.96                    21838.54
  1996/06/30      20188.30                    22112.14
  1996/07/31      20261.78                    22201.16
  1996/08/31      20275.40                    22211.56
  1996/09/30      20579.76                    22574.57
  1996/10/31      20985.43                    23025.05
  1996/11/30      21277.42                    23350.29
  1996/12/31      21160.37                    23240.08
  1997/01/31      21298.94                    23447.01
  1997/02/28      21356.57                    23485.55
  1997/03/31      21136.95                    23287.86
  1997/04/30      21458.76                    23639.31
  1997/05/31      21659.82                    23870.91
  1997/06/30      21922.65                    24150.67
  1997/07/31      22309.68                    24576.11
IMATRL PRASUN   SHR__CHT 19970731 19970811 104814 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Ginnie Mae Fund on July 31, 1987. As the chart shows, by July 31, 1997, the value of the investment would have grown to $22,310 - a 123.10% increase on the initial investment. For comparison, look at how the Salomon Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown to $24,576 - a 145.76% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED JULY 31,

            1997                   1996   1995   1994   1993

Dividend return               7.07%    6.58%    7.35%    5.24%    6.42%

Capital appreciation return    3.04%   -1.03%    2.91%   -5.87%   1.81%

Total return                  10.11%   5.55%    10.26%   -0.63%   8.23%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1997    PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            5.93(cents)   35.71(cents)   70.99(cents)

Annualized dividend rate       6.46%         6.75%          6.66%

30-day annualized yield        6.70%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.80 over the past one month, $10.67 over the past six months and $10.66 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A favorable inflation backdrop
steadied fears of higher interest
rates, buoying the U.S. taxable
bond market for the 12 months that
ended July 31, 1997. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable bond market - returned
10.76% over the period. For the
first eight months of the period,
bonds suffered from increasing
expectations of economic growth
and inflation. In his February
testimony before Congress,
Federal Reserve Board Chairman
Alan Greenspan indicated that the
Fed was inclined to raise the rate
banks charge each other for
overnight loans - known as the
fed funds target rate - to head off
inflation that might be caused by a
tight labor market. On March 25,
the Fed followed through by
raising the target rate by 0.25% to
5.50%. However, this move largely
had been priced into the market.
Weakening economic and inflation
signals - combined with the Fed's
shift to a more favorable stance
indicating no intention to raise
rates in the short term - helped
spark a rally in all debt markets
from April through the end of the
period. Relative interest-rate
stability provided a positive setting
for mortgage-backed securities.
For the 12 months that ended July
31, 1997, the Salomon Brothers
Mortgage Index returned 10.60%.
Sustained economic growth, a
surging stock market and demand
from yield-hungry investors helped
corporate bonds, with the Lehman
Brothers Corporate Bond Index
returning 12.55% over the same
period.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Ginnie Mae Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. It's been a relatively good period for the Ginnie Mae market and the fund's performance reflects that. For the 12 months that ended July 31, 1997, the fund had a total return of 10.11%. That was in line with the 10.15% return of the GNMA funds average tracked by Lipper Analytical Services over the same period. The Salomon Brothers GNMA Index returned 10.70% over the past 12 months.
Q. WHAT IS MEANT BY TOTAL RETURN?
A. Total return is simply the "total" amount of return to the fund's shareholders, and reflects a sum of income and changes in share price. Interest income is the main source of return for a bond fund over the long term. However, over the shorter term, changes in a bond fund's share price can play a significant role. Fortunately, total return is easy to explain using a "dollars in, dollars out" example. If someone invested $100 in this fund a year ago and reinvested the dividends and capital gains, the investment would have been worth $110.11 as of July 31, 1997. That is what is meant by a total return of 10.11%.
Q. WHAT WAS YOUR STRATEGY DURING THE PAST SIX MONTHS?
A. I kept the fund's duration - or interest rate sensitivity - neutral. By that I mean I didn't structure the fund to benefit from interest rates moving higher or lower. That strategy is a constant for me because I believe that it is extremely difficult to predict the direction of interest rates with any regular success over an extended time period. On the other hand, I have made some modifications to the fund's investments over the past six months.
Q. DID YOU CHANGE THE WAY THE FUND'S INVESTMENTS WERE ALLOCATED AMONG BONDS WITH VARIOUS INTEREST RATES OR COUPONS?
A. Yes, by the end of the period, the fund's investments were spread more evenly over the various coupons available in the marketplace. That's in contrast to a year ago, when the fund was concentrated in discount mortgages, or those with coupons well below current mortgage rates. By spreading the fund's investments more evenly across various coupons, I have attempted to position the fund to perform well whether interest rates rise, fall or remain stable.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The past six months were quite good for Ginnie Mae securities, so I can't really single out a specific holding as a disappointment or a detractor from the fund's performance. However, Ginnie Mae securities were priced extremely efficiently, more efficiently than they had been in previous years, making it more difficult to find attractively priced bonds. In previous periods, for example, there were times when a particular coupon became very cheap compared to another. But that wasn't the case over the past six months. Looking back, it was disappointing that there weren't more opportunities to exploit anomalies that can pop up due to the inefficient pricing of Ginnie Mae securities.
Q. WHAT'S YOUR OUTLOOK?
A. Right now there are no sectors in the mortgage market that appear to be unusually cheap or expensive, mainly because the past year was characterized by relatively low volatility in the bond markets in general. Increased volatility could create more opportunities to find securities that are cheap relative to other mortgages. But it may be that we're in for a continued stretch of low volatility.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
with preservation of capital
by investing mainly in U.S.
government and agency
securities while maintaining
an average maturity of 10
years or less
FUND NUMBER: 452
TRADING SYMBOL: FSTGX
START DATE: May 2, 1988
SIZE: as of July 31, 1997,
more than $704 million
MANAGER: Curt
Hollingsworth, since 1988;
manager, various Fidelity
and Spartan government
funds
(checkmark)
CURT HOLLINGSWORTH ON
SELECTING INDIVIDUAL SECURITIES:
"The direction of interest rates
is the primary factor that
determines the performance
of fixed-income securities.
Many investors try to pick
securities that will do well
based on where they feel
interest rates are headed.
In contrast, I try to identify
those securities I believe will
offer the best total return
potential whether rates climb,
drop or stay constant.
Because I tend to have a
value orientation, I choose
securities that I find to be
cheap relative to other
securities with the idea that
they will appreciate when the
market starts to favor them."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JULY 31, 1997
            % OF FUND'S    % OF FUND'S INVESTMENTS
            INVESTMENTS    6 MONTHS AGO

 Less        0.0            0.0
than 6%

 6 - 6.99    12.0           12.0
%

 7 - 7.99    35.2           37.4
%

 8 - 8.99    30.3           28.6
%

 9 - 9.99    7.8            11.7
%

10 - 10.9    3.3            3.8
9%

11% and      2.0            1.9
over

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
               6 MONTHS AGO

Years    6.4    6.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
               6 MONTHS AGO

Years    3.4    4.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997  AS OF JANUARY 31,1997
Row: 1, Col: 1, Value: 9.5
Row: 1, Col: 2, Value: 40.5
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 1, Value: 4.6
Row: 1, Col: 2, Value: 45.4
Row: 1, Col: 3, Value: 50.0
Mortgage-backed
securities * 90.6%
Short-term
investments 9.4%
GNMA SECURITIES 81.0%
Mortgage-backed
securities ** 95.4%
Short-term
investments 4.6%
GNMA SECURITIES 84.4%
*
**
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 90.6%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.8%
6 1/2%, 7/1/23 to 7/1/24  $ 17,401,478 $ 17,135,922
8 1/2%, 2/1/04 to 5/1/17   1,170,054  1,212,947
9%, 6/1/10 to 4/1/21   4,012,643  4,228,128
10%, 10/1/04 to 12/1/19   7,508,376  8,185,459
10 1/4%, 2/1/09 to 11/1/16   3,796,227  4,110,953
10 1/2%, 5/1/10 to 12/1/20   5,909,274  6,541,012
11 1/4%, 2/1/10   355,851  392,799
11 3/4%, 11/1/11   168,374  186,887
12%, 6/1/15 to 11/1/15   365,362  420,166
12 1/2%, 11/1/12 to 9/1/13   837,653  967,103
  43,381,376
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.8%
6 1/2%, 1/1/24 to 2/1/26   41,236,323  40,426,727
8 1/2%, 6/1/08 to 4/1/16   1,227,057  1,280,516
9%, 10/1/11   269,508  282,927
10 1/4%, 12/1/15 to 10/1/18   795,909  872,670
11 1/2%, 6/1/13 to 9/1/15   530,261  598,304
12 1/2%, 10/1/15   278,079  322,633
14%, 11/1/12   8,774  10,499
  43,794,276
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 81.0%
6%, 7/15/08 to 12/15/10   33,619,229  33,230,610
6 1/2%, 9/15/23 to 1/15/26   7,777,752  7,665,677
6 1/2%, 8/15/27 (a)   11,000,000  10,804,063
7%, 10/15/07 to 4/15/26   81,894,055  82,449,048
7%, 8/15/27 (a)   71,650,000  71,784,344
7 1/2%, 5/15/03 to 7/15/27   163,870,085  167,000,172
8%, 7/15/01 to 7/15/27   193,753,001  200,414,754
8 1/2%, 2/15/05 to 4/15/26   59,832,376  63,431,770
8 1/2%, 9/15/27 (a)   9,600,000  10,014,000
9%, 12/15/04 to 12/15/25   6,122,001  6,642,219
9%, 9/15/27 (b)   18,500,000  19,653,359
9 1/2%, 6/15/01 to 11/15/22   37,086,766  40,177,097
10%, 5/15/01 to 2/15/25   2,797,467  3,083,336
10 1/2%, 2/15/98 to 9/15/19   6,907,145  7,666,838
11%, 6/15/10 to 12/15/15   4,958,185  5,655,495
11 1/2%, 3/15/10 to 4/15/19   6,052,127  6,895,841
12%, 5/15/99 to 11/15/15   1,258,525  1,444,414
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
13%, 1/15/11 to 5/15/15  $ 917,766 $ 1,086,986
13 1/2%, 5/15/10 to 1/15/15   409,958  486,982
  739,587,005
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $798,038,144) $ 826,762,657
CASH EQUIVALENTS - 9.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%,
dated 7/31/97 due 8/1/97  $ 86,242,821  86,229,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $884,267,144)  $ 912,991,657
LEGEND
2. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
3. Security sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $895,680,620. Net unrealized appreciation aggregated $17,311,037, of which $18,948,168 related to appreciated investment securities and $1,637,131 related to depreciated investment securities.
At July 31, 1997, the fund had a capital loss carryforward of approximately $25,746,000 of which $20,992,000 and 4,754,000 will expire on July 31, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

Investment in securities, at value (including repurchase                     $ 912,991,657
agreements of $86,229,000) (cost $884,267,144) -
See accompanying schedule

Commitment to sell securities on a delayed delivery         $ (19,653,359)
basis

Receivable for securities sold on a delayed delivery         19,653,359       -
basis

Receivable for investments sold                                               1,880,681

Cash                                                                          485

Interest receivable                                                           5,046,591

 TOTAL ASSETS                                                                 919,919,414

LIABILITIES

Payable for investments purchased                           $ 4,835,669
Regular delivery

 Delayed delivery                                            91,274,992

Payable for fund shares redeemed                             505,553

Distributions payable                                        589,042

Accrued management fee                                       297,119

Other payables and accrued expenses                          281,685

 TOTAL LIABILITIES                                                            97,784,060

NET ASSETS                                                                   $ 822,135,354

Net Assets consist of:

Paid in capital                                                              $ 832,801,310

Distribution in excess of net investment income                               (1,201,739)

Accumulated undistributed net realized gain (loss)                            (38,188,730)
on investments

Net unrealized appreciation (depreciation) on                                 28,724,513
investments

NET ASSETS, for 75,806,725 shares outstanding                                $ 822,135,354

NET ASSET VALUE, offering price and redemption price                          $10.85
per share ($822,135,354 (divided by) 75,806,725 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INVESTMENT INCOME                                                        $ 59,610,484
Interest

EXPENSES

Management fee                                             $ 3,511,216

Transfer agent fees                                         1,931,151

Accounting fees and expenses                                267,829

Non-interested trustees' compensation                       18,137

Custodian fees and expenses                                 174,686

Registration fees                                           37,069

Audit                                                       59,226

Legal                                                       9,630

Miscellaneous                                               4,935

 Total expenses before reductions                           6,013,879

 Expense reductions                                         (33,284)      5,980,595

NET INVESTMENT INCOME                                                     53,629,889

REALIZED AND UNREALIZED GAIN (LOSS)                                       2,497,490
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   20,073,014
investment securities

NET GAIN (LOSS)                                                           22,570,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 76,200,393
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            JULY 31,         JULY 31,
                                                            1997             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 53,629,889     $ 52,905,813
Net investment income

 Net realized gain (loss)                                    2,497,490        5,534,152

 Change in net unrealized appreciation (depreciation)        20,073,014       (15,528,733)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             76,200,393       42,911,232
FROM OPERATIONS

Distributions to shareholders from net investment income     (52,898,937)     (51,089,342)

Share transactions                                           195,576,516      204,264,563
Net proceeds from sales of shares

 Reinvestment of distributions                               45,336,707       43,439,959

 Cost of shares redeemed                                     (232,013,817)    (217,015,199)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             8,899,406        30,689,323
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    32,200,862       22,511,213

NET ASSETS

 Beginning of period                                         789,934,492      767,423,279

 End of period (including distribution in excess            $ 822,135,354    $ 789,934,492
of net investment income of $1,201,739 and
$213,819, respectively)

OTHER INFORMATION
Shares

 Sold                                                        18,325,132       19,100,352

 Issued in reinvestment of distributions                     4,249,034        4,060,954

 Redeemed                                                    (21,757,983)     (20,311,579)

 Net increase (decrease)                                     816,183          2,849,727


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED JULY 31,

                                  1997                   1996        1995        1994 B      1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 10.530               $ 10.640    $ 10.360    $ 11.260    $ 11.060
of period

Income from Investment             .720 D                 .688        .721        .582        .800
Operations
Net investment income

 Net realized and unrealized       .310                   (.107)      .292        (.650)      .083
 gain (loss)

 Total from investment             1.030                  .581        1.013       (.068)      .883
 operations

Less Distributions

 From net investment income        (.710)                 (.691)      (.713)      (.582)      (.683)

 From net realized gain            -                      -           -           (.190)      -

 In excess of net realized         -                      -           (.020)      (.060)      -
gain

 Total distributions               (.710)                 (.691)      (.733)      (.832)      (.683)

Net asset value,                  $ 10.850               $ 10.530    $ 10.640    $ 10.360    $ 11.260
end of period

TOTAL RETURN A                     10.11%                 5.55%       10.26%      (.63)%      8.23%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 822,135              $ 789,934   $ 767,423   $ 768,765   $ 975,565
(000 omitted)

Ratio of expenses to average       .76%                   .76%        .75%        .82%        .80%
net assets

Ratio of expenses to average       .75%                   .75%        .75%        .82%        .80%
net assets after                  C                      C
expense reductions

Ratio of net investment income     6.75%                  6.69%       7.24%       7.03%       7.26%
to average net assets

Portfolio turnover rate            98%                    107%        210%        303%        259%


G THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
J NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997




6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Ginnie Mae Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $812,589,338 and $775,455,246, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
10. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $15,180 and $18,104, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ginnie Mae Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ginnie Mae Fund, a fund of Fidelity Income Fund at July 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Ginnie Mae Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/ PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
September 5, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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251 University Avenue
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1760 Challenge Way
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7676 Hazard Center Drive
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455 Market Street
San Francisco, CA
950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
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COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
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4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
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INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 U.K. Inc., London, England
Fidelity Management & Research
 Far East Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Curt Hollingsworth, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE